Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Components of Income Tax Expense	Income tax expense consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2024	2023	2022
Income before income taxes:
Domestic	$239.1	$270.0	$295.0
Foreign	515.7	453.5	348.1
Income before income taxes	$754.8	$723.5	$643.1
Income tax expense:
Current:
Domestic	$38.7	$42.9	$44.4
Foreign	133.0	81.4	53.9
Current income tax expense	171.7	124.3	98.3
Deferred:
Domestic	17.3	11.8	9.4
Foreign	55.6	75.4	76.3
Deferred income tax expense	72.9	87.2	85.7
Total income tax expense	$244.6	$211.5	$184.0

Reconciled Tax at Statutory Rates
Income tax expense is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2024	2023	2022
Income tax expense computed at the statutory tax rates	$135.1	$135.1	$109.7
US state income taxes, net of the federal benefit	14.0	10.6	9.2
Asbestos - effect of foreign exchange	(3.2)	(13.3)	(3.5)
Expenses not deductible	3.6	3.3	1.9
Stock and executive compensation	7.6	1.9	(0.8)
Foreign taxes on domestic income	60.2	61.2	55.2
Taxes on foreign income	17.7	12.0	9.9
Net deferred tax remeasurement	7.3	2.3	3.5
Other items	2.3	(1.6)	(1.1)
Total income tax expense	$244.6	$211.5	$184.0
Effective tax rate	32.4%	29.2%	28.6%

Deferred Tax Assets and Liabilities
The tax effects of significant temporary differences creating deferred tax assets and liabilities were:

	31 March
(Millions of US dollars)	2024	2023
Deferred tax assets:
Intangible assets	$791.7	$879.0
Asbestos liability	294.0	298.6
Tax credit carryforwards	113.4	115.0
Other provisions and accruals	90.4	85.3
Net operating loss carryforwards	77.9	75.4
Total deferred tax assets	1,367.4	1,453.3
Valuation allowance	(257.0)	(258.0)
Total deferred tax assets net of valuation allowance	1,110.4	1,195.3
Deferred tax liabilities:
Depreciable and amortizable assets	(150.7)	(167.3)
Deferred tax on unremitted earnings	(46.7)	(29.4)
Other	(36.1)	(38.0)
Total deferred tax liabilities	(233.5)	(234.7)
Total deferred taxes, net	$876.9	$960.6